Share-based Compensation - Schedule of changes in Deferred Bonus Plan (Details) - Deferred Bonus Plan - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Outstanding at beginning of year (in shares)	1,862,573
Granted (in shares)	651,648	764,182	571,693
Forfeited (in shares)	(13,366)
Vested (in shares)	(523,972)	(483,801)	(929,542)
Outstanding at end of year (in shares)	1,976,883	1,862,573
Weighted average grant date fair value
Outstanding at beginning of year (in USD per share)	$ 46
Granted (in USD per share)	41.34	$ 38.88	$ 53.09
Forfeited (in USD per share)	42.88
Vested (in USD per share)	47.42
Outstanding at end of year (in USD per share)	$ 43.42	$ 46